Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct. 29, 2012
UBS Core Plus Bond Fund (Prospectus Summary) | UBS Core Plus Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	UBS Core Plus Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return, consisting of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" on page 34 of the Fund's prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" on page 107 of the Fund's statement
		of additional information ("SAI").
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 509%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	509.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs described in the example reflect the expenses of the Fund that would result from the contractual fee waiver and expense reimbursement agreement with the Advisor for the first year only.
Although your actual costs may be higher or lower, based on these assumptions,
		your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Principal investments

Under normal circumstances, the Fund invests at least 80% of its net assets
(plus borrowings for investment purposes, if any) in bonds, which are defined as fixed income securities. The Fund may invest in fixed income securities of any maturity, but generally invests in securities having an initial maturity of greater than one year.

The Fund's investments in fixed income securities may include, but are not limited to, securities of the US government, its agencies and government-sponsored enterprises, securities guaranteed by the US government, corporate debt securities of US and non-US issuers, including convertible securities, obligations of non-US governments or their subdivisions, agencies and government-sponsored enterprises, obligations of international agencies or supranational entities, mortgage-backed and asset-backed securities.

The Fund may invest up 35% of its net assets in foreign fixed income securities, with up to 30% of its net assets in fixed income securities denominated in foreign currencies. Under normal conditions, the Fund expects to limit foreign currency exposure to 20% of the Fund's net assets.

The Fund generally invests in investment grade securities. However, the Fund may invest up to 30% of its net assets in any combination of high yield (lower-rated or "junk bonds") securities, emerging market fixed income securities or other non-investment grade securities, provided that no more than 15% of its net assets may be invested in developed market high yield securities and no more than 15% of its net assets may be invested in emerging market securities.
Depending on its assessment of market conditions, the Advisor may choose to allocate the Fund's assets in any combination among these types of investments or may choose not to invest in these types of investments.

The Fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or as part of the Fund's investment strategies. The derivatives in which the Fund may invest include options (including, but not limited to, options on futures, forwards and swap agreements), futures, forward agreements, swap agreements (specifically, interest rate, total return, currency, credit default and inflation swaps), credit-linked securities and structured investments. All of these derivatives may be used for risk management purposes, such as hedging against a specific security or currency, or to manage or adjust the risk profile of the Fund. In addition, all of the derivative instruments listed above may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments; to obtain exposure to certain markets; to establish net short positions for individual sectors, markets, currencies or securities; or to adjust the Fund's portfolio duration.

Management process

The Advisor uses an investment style focused on investment fundamentals. The
Advisor believes that investment fundamentals determine and define investment value. The Advisor seeks to identify and exploit periodic differences between market prices and fundamental value. In analyzing price/value differences, the
Advisor also takes into account cyclical market drivers that may influence near term dynamics of market prices.

The Advisor considers various factors and incorporates numerous tools to construct and manage investment portfolios. Through a combination of top-down macroeconomic analysis and forecasting and intensive bottom-up issuer-specific research, the Advisor makes active decisions related to duration, yield curve positioning, relative sector, issuer, and quality exposures. Both quantitative and qualitative analysis is employed to all facets of portfolio construction and management with a comprehensive focus on risk management in both absolute and
		benchmark-relative terms.
Risk [Heading]	rr_RiskHeading	Main risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are some of the specific risks of investing in the
Fund.

Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher quality securities more than lower quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the Fund may have to reinvest these repayments at lower interest rates.

Credit risk: The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower quality investments than for investments that are higher quality.

Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security.
For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

High yield bond risk: The risk that the issuer of bonds with ratings of BB
(Standard & Poor's Ratings Group ("S&P")) or Ba (Moody's Investors Service, Inc.
("Moody's")) or below, or deemed of equivalent quality, will default or otherwise be unable to honor a financial obligation (also known as lower-rated or "junk bonds"). These securities are considered to be predominately speculative with respect to an issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-quality bonds are more likely to be subject to an issuer's default or downgrade than investment grade (higher-quality) bonds.

Market risk: The risk that the market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate.

Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the Fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers. In addition, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers.

Derivatives risk: The value of "derivatives"-so called because their value
"derives" from the value of an underlying asset, reference rate or index-may rise or fall more rapidly than other investments. When using derivatives for non-hedging purposes, it is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market and management risks. Derivatives relating to fixed income markets are especially susceptible to interest rate risk and credit risk. In addition, many types of swaps and other non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity.
These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Management risk: The risk that the investment strategies, techniques and risk
		analyses employed by the Advisor may not produce the desired results.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Risk/return bar chart and table

The performance information that follows shows the Fund's performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance. Index reflects no deduction for fees, expenses or taxes. The
Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at http://globalam-us.ubs.com/corpweb/performance.do.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for
		other classes will vary from the Class Y shares' after-tax returns shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information that follows shows the Fund's performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://globalam-us.ubs.com/corpweb/performance.do
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	UBS Core Plus Bond Fund Annual Total Returns of Class Y Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Total return January 1 - September 30, 2012: 5.23% Best quarter during calendar years shown-3Q 2009: 5.28% Worst quarter during calendar years shown-1Q 2008: (6.16)%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.
Caption	rr_AverageAnnualReturnCaption	Average annual total returns (for the periods ended December 31, 2011)
UBS Core Plus Bond Fund (Prospectus Summary) | UBS Core Plus Bond Fund | Barclays US Aggregate Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays US Aggregate Index
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
UBS Core Plus Bond Fund (Prospectus Summary) | UBS Core Plus Bond Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption fee (as a % of amount redeemed within 90 days of purchase, if applicable)	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.70%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.46%	[2]
Less management fee waiver/expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.81%)
Total annual fund operating expenses after management fee waiver/expense reimbursements	rr_NetExpensesOverAssets	0.65%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-28
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	513
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	815
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,138
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,051
Label	rr_AverageAnnualReturnLabel	Class A Return before taxes
1 Year	rr_AverageAnnualReturnYear01	2.46%
5 Years	rr_AverageAnnualReturnYear05	1.28%
10 Years	rr_AverageAnnualReturnYear10	2.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 1997
UBS Core Plus Bond Fund (Prospectus Summary) | UBS Core Plus Bond Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.75%
Redemption fee (as a % of amount redeemed within 90 days of purchase, if applicable)	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.66%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.92%	[2]
Less management fee waiver/expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.77%)
Total annual fund operating expenses after management fee waiver/expense reimbursements	rr_NetExpensesOverAssets	1.15%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-28
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	192
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	528
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	965
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,181
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	117
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	528
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	965
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,181
Label	rr_AverageAnnualReturnLabel	Class C Return before taxes	[4]
1 Year	rr_AverageAnnualReturnYear01	6.08%
5 Years	rr_AverageAnnualReturnYear05	1.67%
10 Years	rr_AverageAnnualReturnYear10	2.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 08, 2001
UBS Core Plus Bond Fund (Prospectus Summary) | UBS Core Plus Bond Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a % of amount redeemed within 90 days of purchase, if applicable)	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.62%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.13%	[2]
Less management fee waiver/expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)
Total annual fund operating expenses after management fee waiver/expense reimbursements	rr_NetExpensesOverAssets	0.40%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-28
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	552
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,309
Annual Return 2002	rr_AnnualReturn2002	9.31%
Annual Return 2003	rr_AnnualReturn2003	3.92%
Annual Return 2004	rr_AnnualReturn2004	4.10%
Annual Return 2005	rr_AnnualReturn2005	2.19%
Annual Return 2006	rr_AnnualReturn2006	4.35%
Annual Return 2007	rr_AnnualReturn2007	1.68%
Annual Return 2008	rr_AnnualReturn2008	(14.01%)
Annual Return 2009	rr_AnnualReturn2009	10.91%
Annual Return 2010	rr_AnnualReturn2010	8.01%
Annual Return 2011	rr_AnnualReturn2011	7.74%
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return January 1 - September 30, 2012:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter during calendar years shown-3Q 2009:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter during calendar years shown-1Q 2008:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.16%)
Label	rr_AverageAnnualReturnLabel	Class Y Return before taxes
1 Year	rr_AverageAnnualReturnYear01	7.74%
5 Years	rr_AverageAnnualReturnYear05	2.45%
10 Years	rr_AverageAnnualReturnYear10	3.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 1995
UBS Core Plus Bond Fund (Prospectus Summary) | UBS Core Plus Bond Fund | Class Y | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class Y Return after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	6.61%
5 Years	rr_AverageAnnualReturnYear05	0.50%
10 Years	rr_AverageAnnualReturnYear10	1.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 1995
UBS Core Plus Bond Fund (Prospectus Summary) | UBS Core Plus Bond Fund | Class Y | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class Y Return after taxes on distributions and sale of fund shares
1 Year	rr_AverageAnnualReturnYear01	5.01%
5 Years	rr_AverageAnnualReturnYear05	0.91%
10 Years	rr_AverageAnnualReturnYear10	1.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 1995

[1]	Purchases of $1 million or more that were not subject to a front-end sales charge are subject to a 1% CDSC if sold within one year of the purchase date.
[2]	Since the "Acquired fund fees and expenses" are not directly borne by the Fund, they are not reflected in the Fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" and "Total annual fund operating expenses after management fee waiver/expense reimbursements" will differ from those presented in the Financial highlights.
[3]	The Trust, with respect to the Fund, and UBS Global Asset Management (Americas) Inc., the Fund's investment advisor ("UBS Global AM (Americas)" or the "Advisor"), have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) to the extent necessary so that the Fund's ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses), through the period ending October 28, 2013, do not exceed 0.64% for Class A shares, 1.14% for Class C shares and 0.39% for Class Y shares. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund. The fee waiver/expense reimbursement agreement may be terminated by the Fund's Board of Trustees at any time and also will terminate automatically upon the expiration or termination of the Fund's advisory contract with the Advisor. Upon termination of the fee waiver/expense reimbursement agreement, however, the UBS Global AM (Americas)'s three year recoupment rights will survive.
[4]	Prior to September 30, 2003, Class C shares were subject to a maximum front-end sales charge of 1.00%; this front-end sales charge is not reflected in the average annual total returns presented for the Class C shares shown above.